Segment Reporting - Schedule of Geographical Segments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total assets
Total assets	$ 24,146,846	$ 25,884,953
MDMOOC services [Member]
Total assets
Total assets	24,146,846	24,890,290
Sales of patented drugs [Member]
Total assets
Total assets		$ 994,663